UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ESSEX EQUITY CAPITAL MANAGEMENT, LLC
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Address: 375 Hudson Street
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         NEW YORK, NEW YORK 10014
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Form 13F File Number: 028-14330

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Liu
Title: Chief Executive Officer
Phone: (212) 989-2700

Signature, Place, and Date of Signing:

/s/ JOHN LIU               New York, New York          February 10, 2011
------------------------   -------------------------   ---------------------
[Signature]                [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                           -----------

Form 13F Information Table Entry Total:             13
                                           -----------

Form 13F Information Table Value Total:        182,248
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                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
------------------------------ --------------- ----------- -------- ------------------ ---------- -------- -----------------------
                                  Title of                  Value   Shares or Sh/ Put/ Investment  Other      Voting Authority
       Name of Issuer               Class        CUSIP     (x$1000)  Prn Amt  Prn Call Discretion Manager   Sole     Shared  None
------------------------------ --------------- ----------- -------- --------- -------- ---------- -------- -------- --------- ----
ATWOOD OCEANICS INC            COM             050095 10 8 14521     364939   SH       SOLE       N/A                364939
CIT GROUP INC                  COM NEW         125581 80 1 35797    1026587   SH       SOLE       N/A               1026587
CONSTELLATION ENERGY PRTNR L   COM UNIT LLC B  21038E 10 1  3961    2020896   SH       SOLE       N/A               2020896
ENSCO PLC                      SPONSORED ADR   29358Q 10 9  7666     163389   SH       SOLE       N/A                163389
GLOBAL INDEMNITY PLC           SHS             G39319 10 1 36789    1855201   SH       SOLE       N/A               1855201
HARRIS INTERACTIVE INC         COM             414549 10 5   362     647500   SH       SOLE       N/A                647500
LIBERTY MEDIA CORP NEW         INT COM SER A   53071M 10 4 11969     738134   SH       SOLE       N/A                738134
NVR INC                        COM             62944T 10 5 11125      16217   SH       SOLE       N/A                 16217
VALIDUS HOLDINGS LTD           COM SHS         G9319H 10 2 19724     626148   SH       SOLE       N/A                626148
VISTEON CORP                   COM             92839U 20 6 19556     391597   SH       SOLE       N/A                391597
WILLIS GROUP HOLDINGS PUBLI    SHS             G96666 10 5 14162     364998   SH       SOLE       N/A                364998
MARKET VECTORS ETF TR          GOLD MINER ETF  57060U 10 0  6098     118560   SH       SOLE       N/A                118560
JAGUAR MNG INC                 COM             47009M 10 3   519      81302   SH       SOLE       N/A                 81302